Fair Value Measurements (Table)	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
Fair value measurements
	December 31,		December 31,
	2011		2010
	Book Value	Fair Value	Book Value	Fair Value
(Dollars in thousands)
Cash and cash equivalents (1)	$424,155	$424,155	$276,915	$276,915
Short-term investments (2)(3)
Certificates of deposit	—	—	250	250
Government-backed securities (4)	127,039	127,039	146,336	146,336
Long-term investments (2)(5)
Government-backed securities (4)	30,057	30,140	46,033	46,034
Long-term debt (6)	876,111	899,022	863,657	850,374

  In preparing its Consolidated Statement of Cash Flows for the year ended December 31, 2011, U.S. Cellular discovered certain errors related to the classification of outstanding checks with the right of offset. This error resulted in the misstatement of Cash for the year ended December 31, 2010. The amounts herein have been revised to reflect the proper amounts. See Note 2 — Revision of Prior Period Amounts for additional information.

  Designated as held-to-maturity investments and are recorded at amortized cost in the Consolidated Balance Sheet.

  Maturities are less than twelve months from the respective balance sheet dates.

  Includes U.S. treasuries and corporate notes guaranteed under the Federal Deposit Insurance Corporation's Temporary Liquidity Guarantee Program.

  Maturities range between 18 and 21 months from the balance sheet date.

  Excludes capital lease obligations and current portion of Long-term debt.